CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues
Total revenues	$ 1,561,884	$ 1,055,191	$ 3,441,177	$ 2,252,805	$ 14,618,184	$ 10,421,352
Cost of revenues	1,355,731	440,147	2,507,612	827,523	7,262,219	3,243,772
Gross margin	206,153	615,044	933,565	1,425,282	7,355,965	7,177,580
Goodwill impairment charges					0	56,675,210
Transaction expenses					0	792,796
Operating expenses
Compensation and related benefits	649,497	446,096	898,516	941,043	6,901,583	5,306,458
General and administrative	2,253,982	1,725,015	4,391,908	3,587,372	10,037,275	6,553,961
Total operating expenses	2,903,479	2,171,111	5,290,424	4,528,415	16,938,858	69,328,425
Net operating loss	(2,697,326)	(1,556,067)	(4,356,859)	(3,103,133)	(9,582,893)	(62,150,845)
Other income (expense)
Interest expense	(80,700)	(222,363)	(172,643)	(916,974)	(2,811,861)	(211,459)
Other income, net	0	157,175	0	172,714	47,429	504
Change in fair value of financial instruments	(175,141)	(154,825)	(32,101)	(1,416,296)	(1,450,271)	6,176,097
Gain on extinguishment of Equity Line of Credit (“ELOC”)					42,394	0
Loss on extinguishment of debt			0	(126,125)	(221,202)	(645,979)
Loss on extinguishment of financial instruments	0	(126,125)	0	(126,125)
Gain on extinguishment of financial liabilities	0	0	367,809	0
Loss on issuance of SEPA	(145,174)	0	(145,174)	0
Loss on issuance of financial instruments	0	0	0	(138,020)	(668,020)	(2,513,234)
Total other income (expense), net	(401,015)	(346,138)	17,891	(2,424,701)	(5,061,531)	2,805,929
Loss from continuing operations before provision for income taxes	(3,098,341)	(1,902,205)	(4,338,968)	(5,527,834)	(14,644,424)	(59,344,916)
Benefit from (provision for) income taxes for continuing operations	17,899	(1,728)	(5,260)	(15,233)	(68,426)	1,642,901
Net loss					$ (14,712,850)	$ (57,702,015)
Basic and diluted loss per common share (in Dollars per share)					$ (58.43)	$ (451.99)
Diluted loss per common share (in Dollars per share)					$ (58.43)	$ (451.99)
Loss from continuing operations, net of tax	(3,080,442)	(1,903,933)	(4,344,228)	(5,543,067)
Income (loss) from discontinued operations before provision for income taxes	3,930,471	(706,594)	2,594,574	(1,026,900)
Provision for income taxes for discontinued operations	(2,756)	(2,756)	(3,335)	(2,756)
Income (loss) from discontinued operations, net of tax	$ 3,927,715	$ (709,350)	$ 2,591,239	$ (1,029,656)
Basic loss per common share- continuing operations (in Dollars per share)	$ (4.59)	$ (9.27)	$ (6.78)	$ (27.09)
Basic income (loss) per common share- discontinued operations (in Dollars per share)	5.86	(3.46)	4.04	(5.03)
Diluted loss per common share- continuing operations (in Dollars per share)	(4.59)	(9.27)	(6.78)	(27.09)
Diluted income (loss) per common share- discontinued operations (in Dollars per share)	$ 5.62	$ (3.46)	$ 3.91	$ (5.03)
Weighted average number of common shares outstanding, basic and diluted - continuing operations (in Shares)	670,722	205,283	641,004	204,603	251,792	127,663
Weighted average number of common shares outstanding, basic and diluted - continuing operations (in Shares) (in Shares)	670,722	205,283	641,004	204,603	251,792	127,663
Weighted average number of common shares outstanding, basic - discontinued operations (in Shares)	670,722	205,283	641,004	204,603
Weighted average number of common shares outstanding, diluted - discontinued operations (in Shares)	697,250	205,283	659,879	204,603
Health Care, Patient Service
Revenues
Total revenues	$ 601,092	$ 475,772	$ 1,482,432	$ 1,187,036	$ 3,377,536	$ 1,207,343
Telehealth Fees
Revenues
Total revenues	960,792	579,419	1,958,745	1,063,269	3,862,628	1,003,510
Institutional Fees
Revenues
Total revenues	$ 0	$ 0	$ 0	$ 2,500	2,500	6,880
Subscription and Circulation
Revenues
Total revenues					3,230,239	4,115,126
Professional Services And Other Fees
Revenues
Total revenues					3,102,688	2,108,307
Technology Service
Revenues
Total revenues					$ 1,042,593	$ 1,980,186